PHOENIX STRATEGIC GROWTH FUND
                A SERIES OF PHOENIX STRATEGIC EQUITY SERIES FUND

                    Supplement dated November 13, 2006 to the
              Prospectus dated September 29, 2006, as supplemented
                                 October 6, 2006

IMPORTANT NOTICE TO INVESTORS OF PHOENIX STRATEGIC GROWTH FUND

The following corrects a presentation error of the management fee reflected in the Fund Fees and Expenses table on page 16 of the current prospectus. The "Annual Fund Operating Expenses" portion of the table as corrected is as follows:


------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A      CLASS B     CLASS C      CLASS X
                                                                  SHARES       SHARES      SHARES       SHARES
                                                                  ------       ------      ------       ------
--------------------------------------------------------------- ------------ ------------ ------------ -----------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------- ------------ ------------ ------------ -----------
Management Fees                                                    0.70%        0.70%        0.70%       0.70%
--------------------------------------------------------------- ------------ ------------ ------------ -----------
Distribution and Shareholder Servicing (12b-1) Fees(d)             0.25%        1.00%        1.00%        None
--------------------------------------------------------------- ------------ ------------ ------------ -----------
Other Expenses                                                     0.62%        0.62%        0.62%      0.62%(e)
                                                                   -----        -----        -----      -----
--------------------------------------------------------------- ------------ ------------ ------------ -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.57%        2.32%        2.32%       1.32%
                                                                   =====        =====        =====       =====
------------------------------------------------------------------------------------------------------------------

Additionally, the example tables on page 17 are replaced with the following:

--------------------------------------------------------------------------------
CLASS              1 YEAR          3 YEARS         5 YEARS         10 YEARS
-------------- --------------- ---------------- --------------- ----------------
Class A             $725           $1,042           $1,380          $2,331
-------------- --------------- ---------------- --------------- ----------------
Class B             $635            $924            $1,239          $2,463
-------------- --------------- ---------------- --------------- ----------------
Class C             $335            $724            $1,239          $2,649
-------------- --------------- ---------------- --------------- ----------------
Class X             $134            $418             $723           $1,590
--------------------------------------------------------------------------------

      You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
CLASS              1 YEAR          3 YEARS         5 YEARS         10 YEARS
-------------- --------------- ---------------- --------------- ----------------
Class B             $235            $724            $1,239          $2,463
-------------- --------------- ---------------- --------------- ----------------
Class C             $235            $724            $1,239          $2,649
-------------- -----------------------------------------------------------------

On page 18, in the paragraph following the management fee table, the second sentence is replaced as follows:

The ratio of management fees to average net assets for the fiscal year ended April 30, 2006 was 0.75%, under the management fee structure then in effect.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 690/SGF Exp (11/06)